Fees Summary	May 06, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,061.69
Total Fee Amount	5,061.69
Total Transaction Valuation	36,652,385.70
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A